Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(6)	Adjusted Operating Profit ($MM)(7)
					TSR(4)	Peer Group TSR(5)
2022	$6,358,427	($110,112)	$2,300,506	$408,028	$58.08	$126.82	$401.3	$716.2
2021	$8,686,894	$5,819,382	$2,599,946	$1,802,544	$91.94	$134.17	$413.0	$684.8
2020	$19,603,296	$10,693,129	$4,262,389	$2,431,212	$99.70	$110.78	$342.0	$579.0

Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials Index.
PEO Total Compensation Amount	[1]	$ 6,358,427	$ 8,686,894	$ 19,603,296
PEO Actually Paid Compensation Amount	[1],[2]	$ (110,112)	5,819,382	10,693,129
Adjustment To PEO Compensation, Footnote [Text Block]		The PEO in each covered year is Mark Morelli.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,300,506	2,599,946	4,262,389
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 408,028	1,802,544	2,431,212
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2022, David Naemura, Anshooman Aga, Kathryn Rowen, and Aaron Saak; for fiscal 2021, David Naemura, Kathryn Rowen, and Andrew Nash; and for fiscal 2020, David Naemura, Kathryn Rowen, Andrew Nash, and Michael Beverly.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph compares the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) with the Company’s cumulative TSR over the three years presented in the table.

         PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID (in millions) VS. TSR

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The following graph provides the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) compared with the Company’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted Operating Profit

The following graph compares the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) with Adjusted Operating Profit over the three years presented in the table. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Operating Profit is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted Operating Profit when setting goals for the Company’s annual incentives to the NEOs under the Company’s Incentive Compensation Plan.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the period from October 2020 to December 31, 2022 presented in the table was –41.92%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 Industrials Index, was 26.82% over the three years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance measures are as follows:

•	Adjusted Operating Profit(1)

•	Core Revenue Growth

•	Adjusted Free Cash Flow Conversion

(1)	Adjusted operating profit refers to operating profit calculated in accordance with GAAP, but excluding amortization of acquisition-related intangible assets, restructuring costs and other termination costs and severance benefits (“restructuring costs”), transaction- and deal-related costs, amortization of acquisition-related inventory fair value step-up, other charges which represent charges incurred that are not part of our core operating results (“other charges”), the impact of certain divested businesses, or product lines or businesses to be abandoned but not considered discontinued operations (“divestiture related adjustments”), loss on sale of property, goodwill and asset impairments, one-time costs related to the separation and normalization and other adjustments which represent adjustments for standalone public company costs.

Total Shareholder Return Amount	[4]	$ 58.08	91.94	99.70
Peer Group Total Shareholder Return Amount	[5]	126.82	134.17	110.78
Net Income (Loss)	[6]	$ 401,300,000	$ 413,000,000.0	$ 342,000,000.0
Company Selected Measure Amount	[7]	716,200,000	684,800,000	579,000,000.0
PEO Name		Mark Morelli
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Adjusted Operating Profit
Non-GAAP Measure Description [Text Block]		We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow Conversion
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ 4,197,627	$ 4,496,611	$ 13,025,513
PEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(2,270,912)	1,629,099	4,115,346
PEO [Member] | Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,413,208	3,646,544	1,378,371
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,736,334)	(1,664,447)	2,736,975
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(947,786)	(352,998)	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or other Earnings on Equity Awards Paid During the Year that are not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Exclusion of Average Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,319,375	1,333,253	2,876,049
Non-PEO NEO [Member] | Inclusion of Average Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(573,103)	535,851	1,044,872
Non-PEO NEO [Member] | Average Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		736,236	1,130,021	356,443
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,020,728)	(483,969)	688,429
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(288,611)	(110,201)	0
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings on Equity Awards Paid During the Year that are not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	The PEO in each covered year is Mark Morelli. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2022, David Naemura, Anshooman Aga, Kathryn Rowen, and Aaron Saak; for fiscal 2021, David Naemura, Kathryn Rowen, and Andrew Nash; and for fiscal 2020, David Naemura, Kathryn Rowen, Andrew Nash, and Michael Beverly.
[2]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Morelli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morelli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Morelli’s total compensation for each year to determine the compensation actually paid:
[3]	The dollar amounts reported this represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Morelli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Morelli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Morelli) for each year to determine the average compensation actually paid, using the same methodology described above in Note 2:
[4]	TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[5]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials Index.
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated and combined financial statements for the applicable year.
[7]	We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
[8]	Adjusted operating profit refers to operating profit calculated in accordance with GAAP, but excluding amortization of acquisition-related intangible assets, restructuring costs and other termination costs and severance benefits (“restructuring costs”), transaction- and deal-related costs, amortization of acquisition-related inventory fair value step-up, other charges which represent charges incurred that are not part of our core operating results (“other charges”), the impact of certain divested businesses, or product lines or businesses to be abandoned but not considered discontinued operations (“divestiture related adjustments”), loss on sale of property, goodwill and asset impairments, one-time costs related to the separation and normalization and other adjustments which represent adjustments for standalone public company costs.
[9]	The amounts in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The amounts included in the Inclusion of Equity Values column represent the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; the fair value as of the vesting date of awards that are granted and vest in same applicable year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; a deduction of the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year; and the value of any dividends or other earnings on equity awards paid during the year that are not otherwise included. Equity values are calculated in accordance with ASC 718. The amounts included or excluded in calculating the Equity Values column are as follows:
[11]	The amounts included or excluded in calculating the Average Equity Values column are as follows: